Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B-1 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C-1 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C-2 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C-2 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C-2 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C-3 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C-3 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C-3 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series D Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series E Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series E Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series E Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value
Redeemable convertible preferred stock, stated value				$ 1.21	$ 1.21	$ 1.21	$ 0.72	$ 0.72	$ 0.72	$ 0.83	$ 0.83	$ 0.83	$ 1.10	$ 1.10	$ 1.10	$ 1.57	$ 1.57	$ 1.57	$ 1.88	$ 1.88	$ 1.88	$ 1.88	$ 1.88	$ 1.88	$ 3.38	$ 3.38	$ 3.38	$ 5.25	$ 5.25	$ 5.25
Liquidation preference				$ 0	$ 1,406	$ 1,327	$ 0	$ 709	$ 679	$ 0	$ 1,380	$ 1,320	$ 0	$ 7,162	$ 6,757	$ 0	$ 34,222	$ 32,285	$ 0	$ 44,614	$ 42,089	$ 0	$ 29,819	$ 28,131	$ 0	$ 76,347	$ 72,019	$ 0	$ 214,086	$ 120,621
Redeemable convertible preferred stock, authorized				0	705,400	705,400	0	694,000	694,000	0	1,212,360	1,212,360	0	4,546,360	4,546,360	0	15,934,528	15,934,528	0	18,617,020	18,617,020	0	13,297,872	13,297,872	0	19,803,685	19,803,685	0	38,095,239	28,571,429
Redeemable convertible preferred stock, issued				0	705,400	705,400	0	694,000	694,000	0	1,212,360	1,212,360	0	4,546,360	4,546,360	0	15,934,528	15,934,528	0	18,617,020	18,617,020	0	13,297,872	13,297,872	0	19,803,685	19,803,685	0	38,095,239	22,285,716
Redeemable convertible preferred stock, outstanding				0	705,400	705,400	0	694,000	694,000	0	1,212,360	1,212,360	0	4,546,360	4,546,360	0	15,934,528	15,934,528	0	18,617,020	18,617,020	0	13,297,872	13,297,872	0	19,803,685	19,803,685	0	38,095,239	22,285,716
Common stock, par value
Common stock, authorized	200,000,000	160,000,000	155,000,000
Common stock, issued	96,987,495	5,661,525	5,453,893
Common stock, outstanding	96,987,495	5,661,525	5,453,893